RISK MANAGEMENT (Details 13) - Trading Book [Member] - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Options Risk		$ 120	$ 6	$ 1
CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(7,380,000,006)	(131,852)	(77,875)
CLP | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		263,964	3	3,733
CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		694,368	319,785	175,245
CLF | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		171,330	72,668	2,678
COP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(223,400)	4,275
COP | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		384,244	381,848
UVR | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk
UVR | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk			164,828
United States of America, Dollars
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		256,495	44,211	7,835
FX
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		15,620	1,400,089	7,887
Scenarios for Impact on Profit and Loss (P&L) [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(25,634)	(25,574)	(5,307)
Options Risk	[1]	66	(87)
Total Impact		(26,323)	(27,582)	(5,438)
Scenarios for Impact on Profit and Loss (P&L) [Member] | CLP
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(849)	(2,812)	(1,865)
Scenarios for Impact on Profit and Loss (P&L) [Member] | CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(847)	(2,604)	(1,823)
Scenarios for Impact on Profit and Loss (P&L) [Member] | CLP | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(2)	(208)	(42)
Scenarios for Impact on Profit and Loss (P&L) [Member] | CLF
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(7,839)	(8,069)	(2,662)
Scenarios for Impact on Profit and Loss (P&L) [Member] | CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(7,839)	(8,069)	(2,635)
Scenarios for Impact on Profit and Loss (P&L) [Member] | CLF | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk				(27)
Scenarios for Impact on Profit and Loss (P&L) [Member] | COP
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(14,895)	(11,622)
Scenarios for Impact on Profit and Loss (P&L) [Member] | COP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(9,909)	(10,439)
Scenarios for Impact on Profit and Loss (P&L) [Member] | COP | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(4,986)	(1,183)
Scenarios for Impact on Profit and Loss (P&L) [Member] | UVR
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk			(404)
Scenarios for Impact on Profit and Loss (P&L) [Member] | UVR | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk
Scenarios for Impact on Profit and Loss (P&L) [Member] | UVR | Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk			(404)
Scenarios for Impact on Profit and Loss (P&L) [Member] | United States of America, Dollars
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(2,001)	(2,658)	(778)
Scenarios for Impact on Profit and Loss (P&L) [Member] | FX
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Total Rate Risk		(50)	(9)	(2)
Total Impact		$ (755)	$ (1,921)	$ (131)

[1]	Option Risk includes the (Vega) and Gamma volatility risks.